Financial Derivatives Contracts for Hedge Accounting	12 Months Ended
Dec. 31, 2022
Disclosure Of Derivative Financial Instruments Text Block Abstract
FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING

NOTE 07 - FINANCIAL DERIVATIVES CONTRACTS FOR HEDGE ACCOUNTING

As of December 31, 2022 and 2021 the Bank holds the following portfolio of derivative instruments for hedging purposes:

	As of December 31, 2022
	Notional amount								Fair value
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Fair value hedge derivatives
Interest rate swaps	-	206,630	447,773	722,845	7,300,878	608,013	1,728,916	11,015,055	213,478	1,166,339
Cross currency swaps	-	84,959	706,859	1,512,048	3,149,733	1,200,889	1,462,413	8,116,901	75,848	333,097
Subtotal	-	291,589	1,154,632	2,234,893	10,450,611	1,808,902	3,191,329	19,131,956	289,326	1,499,436
Cash flow hedge derivatives
Currency forwards	-	176,664	1,839,766	554,696	-	-	-	2,571,126	823	35,332
Cross currency swaps	-	486,032	932,204	2,019,072	6,703,372	2,077,260	2,261,958	14,479,898	187,613	1,254,026
Subtotal	-	662,696	2,771,970	2,573,768	6,703,372	2,077,260	2,261,958	17,051,024	188,436	1,289,358
Total	-	954,285	3,926,602	4,808,661	17,153,983	3,886,162	5,453,287	36,182,980	477,762	2,788,794

	As of December 31, 2021
	Notional amount								Fair value
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Fair value hedge derivatives
Interest rate swaps	-	20,000	190,000	87,817	6,278,000	384,713	1,842,686	8,803,216	22,933	587,702
Cross currency swaps	-	42,926	295,548	3,056,063	1,168,120	2,272,472	1,585,870	8,420,999	493,175	118,199
Subtotal	-	62,926	485,548	3,143,880	7,446,120	2,657,185	3,428,556	17,224,215	516,108	705,901
Cash flow hedge derivatives
Currency forwards	-	238,719	120,343	920,279	-	-	-	1,279,341	3,497	1,590
Cross currency swaps	-	221,147	235,537	1,033,671	5,103,045	3,341,606	3,024,988	12,959,994	109,531	656,719
Subtotal	-	459,866	355,880	1,953,950	5,103,045	3,341,606	3,024,988	14,239,335	113,028	658,309
Total	-	522,792	841,428	5,097,830	12,549,165	5,998,791	6,453,544	31,463,550	629,136	1,364,210

a.	Micro-hedge accounting

Fair value micro-hedge

The Bank uses cross-currency swaps and interest rate swaps to hedge its exposure to changes in fair value of hedged items attributable to interest rates. Those hedging instruments change the effective cost of long-term issuances from a fixed interest rate to a variable interest rate.

	As of December 31, 2022
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and account receivable at amortised cost
Commercial loans	-	-	-	180,963	-	-	-	180,963
Debt instruments at FVOCI
US Treasury bonds	-	-	-	-	-	594,713	1,389,080	1,983,793
Time deposits and other time liabilities
Time deposits	-	206,630	447,773	873,822	141,539	-	-	1,669,764
Instrumentos de deuda emitidos
Senior bonds	-	-	-	122,638	2,569,632	1,038,634	757,861	4,488,765
Subordinated bonds	-	-	-	-	84,959	175,555	485,917	746,431
Interbank borrowing
Interbank loans	-	84,959	706,859	1,057,470	-	-	-	1,849,288
Chilean Central Bank loans	-	-	-	-	6,178,000	-	-	6,178,000
Total	-	291,589	1,154,632	2,234,893	8,974,130	1,808,902	2,632,858	17,097,004
Hedging instrument
Cross currency swaps	-	84,959	706,859	1,512,048	2,573,252	1,200,890	903,942	6,981,950
Forwards	-	206,630	447,773	722,845	6,400,878	608,012	1,728,916	10,115,054
Total	-	291,589	1,154,632	2,234,893	8,974,130	1,808,902	2,632,858	17,097,004

	As of December 31, 2021
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and account receivable at amortised cost
Commercial loans	-	42,724	183,713	42,724	-	-	-	269,161
Debt instruments at FVOCI
Chilean sovereign bonds	-	-	-	12,817	-	71,093	18,371	102,281
Mortgage financing bonds	-	202	-	-	-	-	-	202
US Treasury bonds	-	-	-	-	-	213,620	1,226,179	1,439,799
Chilean Treasury bonds	-	-	-	-	-	73,915	-	73,915
Time deposits and other time liabilities
Time deposits	-	20,000	162,538	68,358	-	-	-	250,896
Instrumentos de deuda emitidos:
Senior bonds	-	-	30,000	616,751	1,182,672	2,198,556	1,414,970	5,442,949
Subordinated bonds	-	-	-	-	85,448	-	170,896	256,344
Interbank borrowing
Interbank loans	-	-	-	1,779,882	-	-	-	1,779,882
Chilean Central Bank loans	-	-	-	-	6,178,000	-	-	6,178,000
Total	-	62,926	376,251	2,520,532	7,446,120	2,557,184	2,830,416	15,793,429
Hedging instrument
Cross currency swaps	-	42,926	286,251	2,482,715	1,168,120	2,272,471	987,730	7,240,213
Interest rate swaps	-	20,000	90,000	37,817	6,278,000	284,713	1,842,686	8,553,216
Total	-	62,926	376,251	2,520,532	7,446,120	2,557,184	2,830,416	15,793,429

Cash flow micro-hedges

The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates of bonds and interbank loans at a variable interest rate. The inflation risk that arises in some items is covered by both forwards as well as cross currency swaps.

Below is the notional amount of the hedged items as of December 31, 2022 and 2021, and the period when the cash flows will be generated:

	As of December 31, 2022
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortised cost
Mortgage loans	-	545,747	2,563,558	1,999,451	5,568,862	1,026,081	1,577,002	13,280,701
Debt instruments at FVOCI
Chilean Treasury bonds	-	-	-	-	-	492,370	191,906	684,276
Issued debt instruments
Senior bonds	-	-	-	-	315,999	-	-	315,999
Subordinated bonds	-	70,222	140,444	245,526	818,511	558,809	493,051	2,326,563
Interbank borrowings
Interbank loans	-	46,727	67,967	328,791	-	-	-	443,485
Total	-	662,696	2,771,969	2,573,768	6,703,372	2,077,260	2,261,959	17,051,024
Hedging instrument
Cross currency swaps	-	486,032	932,203	2,019,072	6,703,372	2,077,260	2,261,959	14,479,898
Currency forward	-	176,664	1,839,766	554,696	-	-	-	2,571,126
Total	-	662,696	2,771,969	2,573,768	6,703,372	2,077,260	2,261,959	17,051,024

	As of December 31, 2021
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivable at amortised cost
Mortgage loans	-	331,694	355,880	1,131,422	4,364,910	2,015,703	2,176,996	10,376,605
Debt instruments at FVOCI
Chilean Treasury bonds	-	-	-	-	-	532,190	209,411	741,601
Time deposits and other time liabilities
Time deposits	-	-	-	85,448	-	-	-	85,448
Issued debt instruments
Senior bonds (fixed rate)	-	85,448	-	480,736	738,135	793,713	638,581	2,736,613
Interbank borrowings
Interbank loans	-	42,724	-	256,344	-	-	-	299,068
Total	-	459,866	355,880	1,953,950	5,103,045	3,341,606	3,024,988	14,239,335
Hedging instrument
Cross currency swaps	-	221,147	235,537	1,033,671	5,103,045	3,341,606	3,024,988	12,959,994
Currency forwards	-	238,719	120,343	920,279	-	-	-	1,279,341
Total	-	459,866	355,880	1,953,950	5,103,045	3,341,606	3,024,988	14,239,335

i.	Forecasted cash flows for interest rate risk

Below is an estimate of the periods in which cash flows are expected to be produced:

	As of December 31, 2022
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	4,267	4,627	-	-	-	8,894
Outflows	-	(288)	(733)	(5,993)	(10,273)	(5,063)	(4,310)	(26,660)
Net flows	-	(288)	3,534	(1,366)	(10,273)	(5,063)	(4,310)	(17,766)
Hedging instrument
Inflows	-	-	(4,267)	(4,627)	-	-	-	(8,894)
Outflows (*)	-	288	733	5,993	10,273	5,063	4,310	26,660
Net flows	-	288	(3,534)	1,366	10,273	5,063	4,310	17,766

(*)	Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.

	As of December 31, 2021
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	-	-	-	-	-	-
Outflows	-	(86)	-	(97)	(11,819)	(7,727)	(5,619)	(25,348)
Net flows	-	(86)	-	(97)	(11,819)	(7,727)	(5,619)	(25,348)
Hedging instrument
Inflows	-	-	-	-	-	-	-	-
Outflows (*)	-	86	-	97	11,819	7,727	5,619	25,348
Net flows	-	86	-	97	11,819	7,727	5,619	25,348

(*)	Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.

ii.	Forecasted cash flows for inflation risk:

	As of December 31, 2022
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	112,209	410,507	397,542	1,197,961	393,717	702,610	3,214,546
Outflows	-	(10,882)	(24,505)	(20,551)	(98,565)	(52,368)	(52,297)	(259,168)
Net flows	-	101,327	386,002	376,991	1,099,396	341,349	650,313	2,955,378
Hedging instrument
Inflows	-	10,882	24,505	20,551	98,565	52,368	52,297	259,168
Outflows	-	(112,209)	(410,507)	(397,542)	(1,197,961)	(393,717)	(702,610)	(3,214,546)
Net flows	-	(101,327)	(386,002)	(376,991)	(1,099,396)	(341,349)	(650,313)	(2,955,378)

	As of December 31, 2021
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	29,673	69,969	124,365	756,915	611,335	824,048	2,416,305
Outflows	-	-	(1,722)	(45,306)	(40,278)	(65,673)	(45,406)	(198,385)
Net flows	-	29,673	68,247	79,059	716,637	545,662	778,642	2,217,920
Hedging instrument
Inflows	-	-	1,722	45,306	40,278	65,673	45,406	198,385
Outflows	-	(29,673)	(69,969)	(124,365)	(756,915)	(611,335)	(824,048)	(2,416,305)
Net flows	-	(29,673	(68,247)	(79,059)	(716,637)	(545,662)	(778,642)	(2,217,920)

iii.	Forecasted cash flows for exchange rate risk

	As of December 31, 2022
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows	-	-	-	-	-	-	-	-
Outflows	-	(5,687)	(4,281)	(20,192)	(6,784)	(3,208)	(1,606)	(41,759)
Net flows	-	(5,687)	(4,281)	(20,192)	(6,784)	(3,208)	(1,606)	(41,759)
Hedging instrument
Inflows	-	-	-	-	-	-	-	-
Outflows	-	5,687	4,281	20,192	6,784	3,208	1,606	41,759
Net flows	-	5,687	4,281	20,192	6,784	3,208	1,606	41,759

As of December 31, 2021 the Bank had no forecasted cash flows for exchange rate risk.

b.	Other comprehensive income effect

The accumulated effect of the mark to market adjustment of cash flow hedges generated by hedge instruments used in hedged cash flow was recorded in the Consolidated Statements of Changes in Equity, within other comprehensive income, as of December 31, 2022 and 2021, is as follows:

	As of December 31,
Hedged item	2022	2021
	MCh$	MCh$
Interbank loans	(2,343)	974
Time deposits and other time liabilities	-	(8,816)
Issued debt instruments	415	21,701
Debt instruments at FVOCI	(22,571)	(33,509)
Loans and accounts receivable at amortised cost	(94,339)	(353,931)
Total	(118,838)	(373,581)

Since the inflows and outflows for both the hedged element and the hedging instrument mirror each other, the hedges are nearly 100% effective, which means that fluctuations of fair value attributable to risk components are almost completely offset.

During the current year, the Bank did not enter into any cash flow hedges relating to forecasted transactions.

c.	P&L effect

The amounts recycling from other comprehensive income to income for the year related to cash flow hedges are as follows:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Bond hedging derivatives	(826)	(3,248)	(3,149)
Interbank loans hedging derivatives	(4,762)	(286)	1
Mortgage loans hedging derivatives	(37,698)	(22,160)	-
Cash flow hedge net gain (loss)	(43,286)	(25,694)	(3,148)

See Note 21 - Equity, letter e, for other comprehensive income reconciliation

d.	Net investment hedges in foreign operations

As of December 31, 2022, and 2021, the Bank does not have any foreign net investment hedges nor hedge accounting.

e.	Fair value macro-hedges

	Notional amount
As of December 31, 2022	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortised cost
Mortgage loans	-	-	-	-	576,481	-	558,470	1,134,951
Commercial loans	-	-	-	-	900,000	-	-	900,000
Total	-	-	-	-	1,476,481	-	558,470	2,034,951
Hedging instrument
Cross currency swaps	-	-	-	-	576,481	-	558,470	1,134,951
Interest rate swaps	-	-	-	-	900,000	-	-	900,000
Total	-	-	-	-	1,476,481	-	558,470	2,034,951

	Notional amount
As of December 31, 2021	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge item
Loans and account receivable at amortised cost
Mortgage loans	-	-	9,298	573,347	-	-	412,190	994,835
Commercial loans	-	-	100,000	50,000	-	100,000	185,950	435,950
Total	-	-	109,298	623,347	-	100,000	598,140	1,430,785
Hedging instrument
Cross currency swaps	-	-	9,298	573,347	-	-	598,140	1,180,785
Interest rate swaps	-	-	100,000	50,000	-	100,000	-	250,000
Total	-	-	109,298	623,347	-	100,000	598,140	1,430,785

As of December 31, 2022, and 2021 Other Assets include MCh$185,810 and MCh$217,979 respectively, related to fair value measurement of net assets or liabilities subject to macrohedges. See Note 14.

As of December 31, 2022, and 2021, Other Liabilities include MCh$124,147 and MCh$68,524 respectively, related to fair value measurement of net assets or liabilities subject to macrohedges. See Note 20.